Consolidated Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–97.41%(b)(c)
Aerospace & Defense–1.59%
Engineering Research and Consulting LLC, First Lien Term Loan (1 mo. Term SOFR + 5.00%)(d)	8.92%	08/15/2031	$705	$616,622
FDH Group Acquisition, Inc.
Delayed Draw Term Loan(d)(e)(f)	0.00%	10/21/2031	167	167,545
Delayed Draw Term Loan (3 mo. Term SOFR + 4.75%)(d)(e)	8.75%	10/21/2031	105	105,108
Term Loan B (3 mo. Term SOFR + 4.75%)(d)(e)	8.75%	11/04/2031	722	723,877
NAC Aviation 8 Ltd. (Ireland), Revolver Loan(d)(f)	0.00%	12/31/2026	1,643	1,642,458
Peraton Corp., First Lien Term Loan B(g)	–	02/01/2028	700	616,190
				3,871,800
Automotive–0.40%
Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	8.03%	04/06/2028	163	162,396
Muth Mirror Systems LLC, Revolver Loan(d)	0.00%	03/31/2027	1,466	801,764
				964,160
Beverage & Tobacco–0.13%
City Brewing Co. LLC
First Lien Term Loan (3 mo. Term SOFR + 7.00%)(d)	10.82%	09/30/2030	449	184,324
Term Loan (3 mo. Term SOFR + 7.00%)(d)	10.82%	09/30/2030	154	132,263
				316,587
Brokers, Dealers & Investment Houses–0.51%
GC Ferry Acquisition I, Inc. (First Eagle Investment Management LLC)
Delayed Draw Term Loan(f)	0.00%	06/04/2032	182	182,241
Term Loan B(g)	–	06/04/2032	1,068	1,067,415
				1,249,656
Building & Development–2.72%
Empire Today LLC
Term Loan (3 mo. Term SOFR + 5.26%) (Acquired 11/18/2024-06/25/2025; Cost $1,578,935)(d)(h)	9.10%	08/03/2029	2,139	1,311,368
Term Loan A (3 mo. Term SOFR + 5.76%) (Acquired 11/18/2024-06/25/2025; Cost $583,823)(d)(h)	9.60%	08/03/2029	642	555,287
Term Loan B (3 mo. Term SOFR + 5.76%) (Acquired 11/18/2024-06/25/2025; Cost $625,899)(d)(h)	9.60%	08/03/2029	636	550,029
Interior Logic Group, Inc. (Signal Parent), Term Loan B (3 mo. Term SOFR + 3.60%) (Acquired 09/11/2023-10/17/2023; Cost $940,016)(h)	7.44%	04/01/2028	1,041	706,497
IPS Corp./CP Iris Holdco
Delayed Draw Term Loan(f)	0.00%	10/18/2032	39	38,781
Term Loan B (1 mo. Term SOFR + 4.00%)	7.92%	10/18/2032	315	314,124
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.50%)	8.25%	04/29/2029	383	285,115
OmniMax International LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.75%)(d)(e)	9.92%	12/06/2031	587	589,047
Incremental Term Loan (3 mo. Term SOFR + 5.75%)(d)	9.92%	12/06/2030	382	374,371
Term Loan B (6 mo. USD LIBOR + 5.75%)(d)(e)	9.59%	12/06/2031	1,901	1,907,160
				6,631,779
Business Equipment & Services–9.41%
Constant Contact, Inc., Term Loan (3 mo. Term SOFR + 4.26%)	8.17%	02/10/2028	913	877,331
DTI HoldCo, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	7.92%	04/26/2029	502	470,658
GI Revelation Acquisition LLC, Term Loan B-4 (1 mo. Term SOFR + 3.75%)	7.67%	05/12/2028	1,576	1,444,144
Lamark Media Group LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.00%)(d)	9.00%	10/14/2027	1,486	1,485,917
Revolver Loan(d)(e)(f)	0.00%	10/14/2027	1,019	1,018,623
Term Loan (3 mo. Term SOFR + 5.00%)(d)	9.00%	10/14/2027	6,863	6,862,976
Learning Care Group (US) No. 2, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	8.00%	08/11/2028	475	420,375
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Monitronics International, Inc., DIP Term Loan A (1 mo. Term SOFR + 7.50%) (Acquired 06/30/2023; Cost $4,926,003)(d)(h)	11.89%	06/30/2028		$4,926	$4,923,047
Netrix LLC
Revolver Loan(d)(e)(f)	0.00%	10/31/2031		294	289,483
Term Loan A (1 mo. Term SOFR + 5.50%)(d)(e)	9.42%	10/31/2031		1,706	1,680,517
Ryan LLC (Ryan Tax), Term Loan (1 mo. Term SOFR + 3.50%)	7.42%	11/05/2032		1,276	1,270,873
Spin Holdco, Inc., Term Loan (3 mo. Term SOFR + 4.26%)	8.39%	03/04/2028		1,770	1,454,825
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 6.00%)(d)	9.87%	03/20/2027		913	729,447
					22,928,216
Cable & Satellite Television–13.83%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Incremental Term Loan (3 mo. EURIBOR + 5.00%)	7.03%	10/31/2027	EUR	3,051	2,813,581
Term Loan B (3 mo. EURIBOR + 5.00%)	7.03%	10/31/2027	EUR	2,259	2,082,872
Atlantic Broadband Finance LLC (Cogeco), Term Loan B-1(g)	–	09/18/2030		598	582,138
Lightning Finco Ltd. (LiveU) (United Kingdom)
Term Loan B-1 (6 mo. Term SOFR + 5.88%)(d)(e)	10.22%	08/31/2028		18,375	18,375,146
Term Loan B-2 (6 mo. EURIBOR + 5.50%)(d)(e)	7.48%	08/31/2028	EUR	1,886	2,188,160
SFR-Numericable (YPSO, Altice France) (France), Term Loan B-14 (3 mo. EURIBOR + 6.88%)	8.89%	05/31/2031	EUR	5,675	6,596,243
Versant Media Group, Inc., Term Loan B(g)	–	01/30/2031		333	331,335
Virgin Media 02 - LG (United Kingdom), Term Loan Y (6 mo. Term SOFR + 3.28%)	7.05%	03/31/2031		750	737,344
					33,706,819
Chemicals & Plastics–8.05%
A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 5.25%)	9.25%	12/14/2029		1,075	965,278
Discovery Purchaser Corp. (BES), First Lien Term Loan (3 mo. Term SOFR + 3.75%)	7.61%	10/04/2029		915	891,288
Ineos US Finance LLC, Term Loan (1 mo. Term SOFR + 3.25%)	7.17%	02/18/2030		558	475,680
MicroCare Holdings LLC
Delayed Draw Term Loan(d)(e)(f)	0.00%	08/08/2031		604	599,548
Revolver Loan(d)(e)(f)	0.00%	08/08/2031		604	595,018
Term Loan (3 mo. Term SOFR + 5.00%)(d)(e)	8.86%	08/08/2031		3,721	3,665,308
Oxea Corp. (OQ Chemicals), Term Loan B-2 (3 mo. Term SOFR + 4.25%)	8.29%	04/07/2031		1,512	1,337,311
Proampac PG Borrower LLC, Term Loan (3 mo. Term SOFR + 4.00%)	7.90%	09/15/2028		1,234	1,237,740
Trinseo Materials Operating S.C.A.
Incremental Term Loan (3 mo. Term SOFR + 2.76%)	6.58%	05/03/2028		985	164,305
Term Loan A (3 mo. Term SOFR + 8.50%)	12.41%	05/03/2028		313	286,826
Term Loan B (3 mo. Term SOFR + 8.50%)	12.41%	05/03/2028		2,307	2,121,271
Term Loan C (3 mo. Term SOFR + 8.50%)	12.41%	05/03/2028		273	248,706
V Global Holdings LLC
Revolver Loan (1 mo. Term SOFR + 5.750%)(d)(e)	9.82%	12/22/2027		334	310,902
Revolver Loan(d)(e)(f)	0.00%	12/22/2027		512	476,809
Term Loan (3 mo. USD LIBOR + 5.90%)(d)(e)	9.77%	12/22/2027		6,705	6,249,305
					19,625,295
Containers & Glass Products–10.72%
Iris Holding, Inc. (Intertape), First Lien Term Loan (3 mo. Term SOFR + 4.85%)	8.69%	06/28/2028		469	454,288
Keg Logistics LLC
Revolver Loan (3 mo. Term SOFR + 6.90%)(d)(e)	10.73%	11/23/2027		1,366	1,331,412
Term Loan (3 mo. Term SOFR + 6.90%)(d)(e)	10.73%	11/23/2027		20,754	20,225,075
Klockner (KPERST/Kleopatra), Term Loan B (6 mo. EURIBOR + 4.73%) (Acquired 01/09/2024-01/10/2024; Cost $3,259,585)(h)	6.79%	02/12/2026	EUR	3,000	1,551,957
Libbey Glass LLC, Term Loan B (3 mo. Term SOFR + 6.65%) (Acquired 03/29/2024-01/23/2025; Cost $1,878,101)(h)	10.51%	11/22/2027		1,898	1,835,363
Mold-Rite Plastics LLC (Valcour Packaging LLC), Term Loan A-2, (1 mo. Term SOFR + 1.50%)	5.57%	10/04/2028		942	735,980
					26,134,075
Cosmetics & Toiletries–0.52%
Bausch and Lomb, Inc., Term Loan B (1 mo. Term SOFR + 4.25%)	8.17%	01/30/2031		1,251	1,261,005
Ecological Services & Equipment–0.70%
OGF (VESCAP/Obol France 3/PHM) (Netherlands), Term Loan B (6 mo. EURIBOR + 5.00%)	7.10%	12/29/2028	EUR	1,500	1,715,505
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–8.90%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan (3 mo. Term SOFR + 4.90%)	8.79%	04/30/2028		$1,401	$1,222,329
Infinite Electronics
First Lien Term Loan (3 mo. Term SOFR + 4.00%)	7.85%	03/02/2028		861	851,995
Second Lien Term Loan (3 mo. Term SOFR + 7.26%)	11.10%	03/02/2029		473	453,357
ION Platform Finance US, Inc., Term Loan (3 mo. Term SOFR + 3.75%)	7.69%	09/30/2032		1,955	1,864,443
KnowBe4 (aka Oranje MidCo LLC), Term Loan B (3 mo. Term SOFR + 3.75%)	7.59%	07/26/2032		937	939,580
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (6 mo. Term SOFR + 6.50%)(d)	10.69%	08/17/2028		862	827,318
Term Loan B (6 mo. GBP SONIA + 7.03%)(d)	11.24%	07/10/2028	GBP	646	824,808
Mavenir Systems, Inc., Second Lien Term Loan(d)	12.00%	07/26/2030		162	116,023
McAfee LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.92%	03/01/2029		995	923,299
Modena Buyer LLC (End User Computing), Term Loan (3 mo. Term SOFR + 4.25%)	8.09%	07/01/2031		966	949,060
Natel Engineering Co., Inc., Term Loan (1 mo. PRIME + 5.25%) (Acquired 04/25/2019-10/15/2025; Cost $3,259,445)(h)	12.25%	04/30/2026		3,266	3,148,722
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 7.00%) (Acquired 01/14/2022-09/10/2025; Cost $1,500,964)(d)(h)	5.03%	03/03/2028	EUR	1,325	597,871
Quest Software US Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 4.40%)	8.24%	02/01/2029		1,609	1,378,195
First Lien Term Loan (3 mo. Term SOFR + 6.00%)	9.84%	02/01/2029		625	647,090
Renaissance Holding Corp., Term Loan (1 mo. Term SOFR + 4.00%)	7.92%	04/05/2030		1,771	1,538,545
Riverbed Technology LLC, PIK Term Loan, 2.00% PIK Rate, 6.50% Cash Rate(i)	2.00%	07/01/2028		1,636	781,851
SonicWall U.S. Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.00%	05/18/2028		1,058	935,786
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 5.50%)(d)	7.62%	05/31/2029	EUR	2,134	2,476,124
Term Loan B-2 (6 mo. Term SOFR + 5.93%)(d)	9.84%	05/31/2029		1,205	1,204,688
					21,681,084
Financial Intermediaries–3.25%
AnaCap (AFE S.A. SICAV-RAIF) (Italy)
Delayed Draw Term Loan(d)(f)	0.00%	01/01/2030	EUR	664	770,294
Term Loan (1 mo. EURIBOR + 1.50%)(d)	10.50%	01/01/2030	EUR	489	566,936
Term Loan (3 mo. EURIBOR + 0.20%)(d)	0.20%	01/15/2035	EUR	4,039	0
Term Loan B (3 mo. EURIBOR + 4.00%)(d)	6.02%	01/15/2030	EUR	4,937	5,364,088
Edelman Financial Center LLC (The), Second Lien Term Loan (1 mo. Term SOFR + 5.25%)	9.17%	10/06/2028		93	93,327
Eisner Advisory Group LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 4.00%)(d)	7.97%	02/28/2031		307	311,019
Delayed Draw Term Loan(d)(f)	0.00%	02/28/2031		269	272,142
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	7.89%	02/18/2027		555	550,718
					7,928,524
Food Products–11.91%
Arnott’s (Snacking Investments US LLC), Term Loan B (3 mo. Term SOFR + 3.00%)	6.84%	10/08/2032		541	545,828
Biscuit Holding S.A.S. (BISPOU/Cookie Acq) (France), Term Loan B (6 mo. EURIBOR + 4.00%)	6.12%	02/12/2027	EUR	2,500	2,521,034
BrightPet (AMCP Pet Holdings, Inc.)
Incremental Term Loan B (3 mo. Term SOFR + 4.15%)(d)(e)	7.99%	10/05/2026		4,154	3,634,599
Revolver Loan (3 mo. Term SOFR + 7.16%)(d)(e)	11.04%	10/05/2026		1,533	1,341,153
Term Loan (3 mo. Term SOFR + 4.15%)(d)(e)	7.99%	10/05/2026		4,040	3,535,266
Florida Food Products LLC
First Lien Term Loan(g)	–	10/15/2030		206	205,159
First Lien Term Loan B (3 mo. Term SOFR + 5.50%)	9.43%	10/15/2030		175	173,777
Second Lien Term Loan A (3 mo. Term SOFR + 5.11%)	9.05%	10/15/2030		918	639,294
Second Lien Term Loan C (3 mo. Term SOFR + 5.11%)	9.05%	10/15/2030		162	112,765
Third Lien Term Loan (3 mo. Term SOFR + 8.11%)(d)	12.05%	04/15/2031		866	354,997
Sigma Holdco B.V. (Netherlands), Term Loan B-12(g)	–	12/31/2027		1,000	958,335
Teasdale Foods, Inc., Term Loan (3 mo. Term SOFR + 4.40%)(d)(e)	8.24%	12/18/2025		16,270	13,504,155
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
Western Smokehouse Partners
Delayed Draw Term Loan(d)(e)(f)	0.00%	03/31/2030		$76	$75,229
Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%)(d)(e)	9.48%	03/31/2030		74	72,751
Revolver Loan(d)(e)(f)	0.00%	03/31/2030		56	55,228
Term Loan B (1 mo. Term SOFR + 5.75%)(d)(e)	9.73%	03/31/2029		1,314	1,294,721
					29,024,291
Food Service–0.49%
Selecta Group B.V. (Switzerland)
Revolver Loan (Acquired 06/06/2025; Cost $752,124)(d)(f)(h)	0.00%	08/01/2030	EUR	672	759,807
Revolver Loan (1 mo. EURIBOR + 5.50%) (Acquired 06/06/2025; Cost $441,824)(d)(h)	7.38%	08/01/2030	EUR	395	446,235
					1,206,042
Forest Products–0.50%
NewLife Forest Restoration LLC, Term Loan (d)	0.00%	04/10/2029		1,227	1,226,841
Health Care–8.12%
Capitol Imaging Services LLC
Delayed Draw Term Loan(d)(e)(f)	0.00%	01/03/2030		94	93,613
Delayed Draw Term Loan (3 mo. Term SOFR + 5.00%)(d)(e)	8.90%	01/03/2030		282	280,137
Revolver Loan(d)(e)(f)	0.00%	01/03/2030		94	93,613
Revolver Loan (3 mo. Term SOFR + 5.00%)(d)(e)	8.89%	01/03/2030		34	34,041
Term Loan B (3 mo. Term SOFR + 5.25%)(d)(e)	8.96%	12/31/2029		1,980	1,968,022
Cerba (Chrome Bidco) (France)
Incremental Term Loan D (6 mo. EURIBOR + 5.45%)	7.51%	02/16/2029	EUR	3,000	2,584,244
Term Loan B (6 mo. EURIBOR + 3.70%)	5.76%	06/30/2028	EUR	4,000	3,443,849
Global Medical Response, Inc., Term Loan B (3 mo. Term SOFR + 3.50%)	7.38%	09/13/2032		1,573	1,583,269
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (3 mo. Term SOFR + 5.25%)	9.25%	12/17/2028		96	90,201
Term Loan (3 mo. Term SOFR + 4.00%)	8.00%	12/17/2028		494	444,354
Term Loan (1 mo. Term SOFR + 4.11%)	8.07%	12/17/2028		437	334,086
Organon & Co., Term Loan (1 mo. Term SOFR + 2.25%)	6.17%	05/19/2031		367	354,141
Precision Medicine Group LLC, Term Loan B(g)	–	08/13/2032		788	791,203
Quidel Ortho Corp., Term Loan (3 mo. Term SOFR + 4.00%)	8.00%	08/13/2032		790	787,038
SDB Holdco LLC (Specialty Dental Brands)
Delayed Draw Term Loan(d)(f)	0.00%	03/18/2027		27	27,960
Delayed Draw Term Loan (1 mo. Term SOFR + 7.10%)(d)(e)	11.23%	03/18/2027		748	783,951
Term Loan A (1 mo. Term SOFR + 7.50%)(d)(e)	11.08%	03/18/2027		6,618	5,618,562
TTF Holdings LLC (Soliant), Term Loan B (6 mo. Term SOFR + 3.75%)	7.79%	07/18/2031		564	478,180
					19,790,464
Home Furnishings–1.74%
Hunter Douglas Holding B.V. (Netherlands), Term Loan B-1 (3 mo. Term SOFR + 3.00%)	7.25%	01/14/2032		995	999,589
Kidde Global Solutions, Term Loan (1 mo. Term SOFR + 3.50%)	7.48%	12/02/2031		682	683,880
Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.62%)(d)	11.48%	06/29/2028		120	119,664
Term Loan (3 mo. Term SOFR + 7.62%)	11.62%	06/29/2028		1,684	1,587,006
Weber-Stephen Products LLC, Term Loan (3 mo. Term SOFR + 3.75%)	7.74%	09/17/2032		863	863,021
					4,253,160
Industrial Equipment–1.59%
Discovery Energy Holding Co. (Kohler Energy), Term Loan B (3 mo. Term SOFR + 3.75%)	7.75%	05/01/2031		317	318,739
Kantar (Summer BC Bidco/KANGRP) (Luxembourg)
Revolver Loan(d)	0.00%	06/04/2026		112	103,688
Revolver Loan(d)(f)	0.00%	06/04/2026		2,388	2,208,812
Term Loan B (3 mo. Term SOFR + 5.26%)	9.26%	02/15/2029		457	432,017
Tank Holding Corp.
Revolver Loan(d)(f)	0.00%	03/31/2028		176	162,347
Term Loan (1 mo. Term SOFR + 5.85%)	9.77%	03/31/2028		440	411,940
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Victory Buyer LLC (Vantage Elevator), Second Lien Term Loan (1 mo. Term SOFR + 7.11%)(d)	11.03%	11/19/2029		$259	$248,113
					3,885,656
Leisure Goods, Activities & Movies–3.04%
Crown Finance US, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.50%)	8.48%	12/02/2031		2,603	2,604,921
Fitness International LLC, Term Loan B(g)	–	02/05/2029		498	500,211
Parques Reunidos (Piolin Bidco S.A.U.) (Spain), Revolver Loan(d)(f)	0.00%	03/16/2026	EUR	1,529	1,720,959
Vue International Bidco PLC (United Kingdom)
Second Lien Term Loan (6 mo. EURIBOR + 0.10%) (Acquired 02/20/2024-10/08/2025; Cost $701,034)(d)(h)	2.20%	12/31/2027	EUR	854	1,338,625
Term Loan (6 mo. EURIBOR + 0.10%) (Acquired 02/20/2024-10/08/2025; Cost $564,630)(d)(h)	2.20%	12/31/2027	EUR	528	826,852
Term Loan (6 mo. EURIBOR + 8.00%)(d)	10.10%	06/30/2027	EUR	237	412,975
					7,404,543
Lodging & Casinos–1.09%
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. Term SOFR + 3.25%)	7.17%	01/27/2029		970	969,889
Voyager Parent LLC, Term Loan B (3 mo. Term SOFR + 4.75%)	8.75%	05/10/2032		1,672	1,676,149
					2,646,038
Nonferrous Metals & Minerals–0.10%
Form Technologies LLC, Term Loan (1 mo. Term SOFR + 5.75%)	9.62%	05/30/2030		268	239,429
Oil & Gas–2.38%
McDermott International Ltd.
LOC(f)	0.00%	06/30/2027		2,601	2,353,725
LOC (3 mo. Term SOFR + 4.57%)(d)	8.55%	06/30/2027		1,306	1,077,175
PIK Term Loan, 3.00% PIK Rate, 5.03% Cash Rate(i)	3.00%	12/31/2027		1,211	959,471
Term Loan (1 mo. Term SOFR + 3.11%)	7.03%	06/30/2027		180	147,054
Third Coast Super Holdings LLC, Term Loan B(g)	–	09/25/2030		1,251	1,255,047
					5,792,472
Publishing–1.32%
Cengage Learning, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	7.42%	03/22/2031		1,270	1,263,358
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt), First Lien Term Loan B (1 mo. Term SOFR + 5.35%)	9.27%	04/09/2029		2,321	1,943,436
					3,206,794
Radio & Television–0.18%
iHeartCommunications, Inc., Term Loan (1 mo. Term SOFR + 5.89%)	9.81%	05/01/2029		478	427,726
Retailers (except Food & Drug)–0.75%
Bass Pro Group LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.17%	01/31/2032		1,194	1,198,821
PetSmart, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	7.96%	08/06/2032		627	623,052
					1,821,873
Surface Transport–0.72%
Source Holding Delaware LLC
Delayed Draw Term Loan(d)(e)(f)	0.00%	02/07/2031		369	365,727
Delayed Draw Term Loan (3 mo. Term SOFR+ 4.75%)(d)(e)	8.65%	02/07/2031		19	18,988
Revolver Loan(d)(f)	0.00%	02/07/2031		152	150,039
Revolver Loan (3 mo. Term SOFR+ 6.89%)(d)(e)	10.75%	02/07/2031		43	42,319
Term Loan A (3 mo. Term SOFR+ 4.75%)(d)(e)	8.60%	02/07/2031		899	890,307
STG Distribution LLC, PIK Term Loan, 7.25% PIK Rate, 5.09% Cash Rate (Acquired 10/03/2024-10/08/2025; Cost $272,588)(d)(h)(i)	7.25%	10/03/2029		286	276,173
					1,743,553
Telecommunications–2.47%
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. Term SOFR + 4.50%)	8.42%	09/27/2029		671	667,964
Iridium Satellite LLC, Term Loan B(g)	–	09/20/2030		504	483,525
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–(continued)
MLN US HoldCo LLC (dba Mitel)
Term Loan A-1 (1 mo. Term SOFR + 4.00%) (Acquired 06/25/2025-11/24/2025; Cost $541,974)(d)(h)	7.95%	06/20/2028	$551	$541,138
Term Loan A-2 (1 mo. Term SOFR + 2.00%) (Acquired 06/20/2025-11/24/2025; Cost $1,842,485)(d)(h)	5.95%	06/20/2030	2,113	1,808,408
U.S. TelePacific Corp., Third Lien Term Loan(d)	0.00%	05/02/2027	100	0
ViaSat, Inc., Term Loan B (1 mo. Term SOFR + 4.50%)	8.57%	05/30/2030	749	742,931
Windstream Services LLC, Term Loan B (1 mo. Term SOFR + 4.00%)	7.92%	09/25/2031	506	504,636
Zayo Group Holdings, Inc., Term Loan (1 mo. Term SOFR + 3.61%)	7.53%	03/11/2030	1,339	1,273,544
				6,022,146
Utilities–0.28%
Eastern Power LLC, Term Loan (1 mo. Term SOFR + 5.25%)	9.17%	04/03/2028	668	673,180
Total Variable Rate Senior Loan Interests (Cost $252,262,920)				237,378,713
			Shares
Common Stocks & Other Equity Interests–16.59%(j)
Aerospace & Defense–0.40%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-08/18/2014; Cost $239,759)(d)(h)			220	0
IAP Worldwide Services, Inc., Class A(d)(e)			221,331	221,331
IAP Worldwide Services, Inc.(d)(e)			1,382,229	746,402
				967,733
Automotive–0.04%
Cabonline, Class D (Acquired 10/30/2023; Cost $57,053) (Sweden)(d)(h)			63,547,434	90,867
Cabonline, Class D1 (Acquired 10/30/2023; Cost $2) (Sweden)(d)(h)			2,236,496	238
Cabonline, Class D2 (Acquired 10/31/2023; Cost $2) (Sweden)(d)(h)			1,908,761	102
Muth Mirror Systems LLC(d)			29,146	0
Muth Mirror Systems LLC, Wts.(d)(e)			195,471	1
				91,208
Beverage & Tobacco–0.00%
BrewCo Borrower LLC(d)			3,052	2,469
Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A (Acquired 07/15/2010; Cost $24,140,508)(d)(h)			2,338	0
Lake at Las Vegas Joint Venture LLC, Class B (Acquired 07/15/2010; Cost $285,788)(d)(h)			28	0
				0
Business Equipment & Services–8.48%
Monitronics International, Inc. (Acquired 06/30/2023-10/27/2025; Cost $2,360,951)(d)(h)			118,591	5,189,542
My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $4,158,157)(d)(h)			47,743	15,466,789
				20,656,331
Cable & Satellite Television–0.29%
Altice France S.A. (France)			38,129	697,114
Chemicals & Plastics–0.00%
Flint Group (ColourOz Inv), Class A (Acquired 09/19/2023; Cost $0) (Germany)(d)(h)			18,948	0
Containers & Glass Products–0.34%
Libbey Glass LLC (Acquired 11/13/2020-09/05/2025; Cost $344,530)(d)(h)			76,695	829,840
Electronics & Electrical–0.00%
Riverbed Technology LLC, Class B (Acquired 07/03/2023; Cost $5,458)(d)(h)			41,987	2,120
Sandvine Corp. (Acquired 06/28/2024; Cost $0)(d)(h)			5,849	0
				2,120
Financial Intermediaries–0.58%
RJO Holdings Corp., Class A(d)			1,142	720,413
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

			Shares		Value
Financial Intermediaries–(continued)
RJO Holdings Corp., Class B(d)				3,334	$694,733
					1,415,146
Food Service–0.69%
Selecta Group B.V., Class A1 (Switzerland)(d)				11,326	1,325,252
Selecta Group B.V., Class A2 (Switzerland)(d)				2,999	350,912
					1,676,164
Forest Products–1.14%
NewLife Forest Restoration LLC(d)				39,150	2,792,590
Health Care–0.00%
SDB Holdco LLC (Specialty Dental Brands)(d)				5,863,446	0
Home Furnishings–0.22%
Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $9,550)(h)				61,610	542,168
Industrial Equipment–0.02%
North American Lifting Holdings, Inc.				62,889	42,198
Leisure Goods, Activities & Movies–1.27%
Crown Finance US, Inc.				149,869	3,101,765
Vue International Bidco PLC, Class A1 (Acquired 02/20/2024; Cost $0) (United Kingdom)(d)(h)				2,084	0
Vue International Bidco PLC, Class A2 (Acquired 02/20/2024; Cost $0) (United Kingdom)(d)(h)				1,026,420	1
Vue International Bidco PLC, Class A3 (United Kingdom)(d)				638,918	1
Vue International Bidco PLC, Class A4 (United Kingdom)(d)				445,416	0
					3,101,767
Oil & Gas–1.63%
McDermott International Ltd.(k)				106,979	2,300,049
Samson Investment Co., Class A (Acquired 03/01/2017; Cost $2,932,743)(d)(h)				163,748	21,287
Tribune Resources LLC (Acquired 04/03/2018; Cost $1,915,487)(h)				376,237	1,646,037
					3,967,373
Radio & Television–0.00%
iHeartMedia, Inc., Class B(d)(k)				42	142
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc.				420	43
Vivarte S.A.S.U. (France)(d)				1,220,502	1
					44
Surface Transport–0.80%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $743,133)(d)(h)				8,956	883,063
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 08/18/2023-08/20/2025; Cost $120,110)(d)(h)				236,288	147,680
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $781,183)(d)(h)				9,414	928,220
					1,958,963
Telecommunications–0.69%
MLN US HoldCo LLC (dba Mitel) (Acquired 06/20/2025; Cost $949,642)(d)(h)				263,002	1,680,583
Total Common Stocks & Other Equity Interests (Cost $65,551,198)					40,423,953
	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–3.18%(l)
Automotive–0.38%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $167,528)(h)(m)	10.00%	03/19/2028	SEK	1,909	194,593
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $347,109)(h)(m)	12.00%	03/19/2028	SEK	3,818	389,186
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $784,118)(h)(m)(n)	0.00%	04/19/2029	SEK	7,380	$340,053
					923,832
Financial Intermediaries–2.35%
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(m)(o)	7.51%	12/15/2029	EUR	3,000	3,437,935
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(m)(o)	7.51%	12/15/2029	EUR	2,000	2,291,956
					5,729,891
Food Service–0.45%
Seagull Bidco Ltd. (Switzerland)(d)	15.00%	10/01/2030	EUR	940	1,091,033
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $7,831,304)					7,744,756
			Shares
Preferred Stocks–2.90%(j)
Health Care–0.00%
SDB Holdco LLC (Specialty Dental Brands), Pfd.(d)				2,844,928	0
Oil & Gas–0.00%
Southcross Energy Partners L.P., Pfd. (Acquired 05/07/2019-05/09/2019; Cost $285,287)(d)(h)				288,392	1,702
Surface Transport–2.90%
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $978,436)(d)(h)				42,058	4,146,919
Commercial Barge Line Co., Series B, Pfd.,Wts., expiring 04/27/2045(d)				29,536	2,912,249
					7,059,168
Total Preferred Stocks (Cost $2,831,369)					7,060,870
	Interest Rate	Maturity Date	Principal Amount (000)(a)
U.S. Dollar Denominated Bonds & Notes–1.79%
Aerospace & Defense–0.38%
Rand Parent LLC (m)	8.50%	02/15/2030		$890	919,295
Building & Development–0.11%
Signal Parent, Inc. (Acquired 09/11/2023-09/27/2023; Cost $421,222)(d)(h)(m)	6.13%	04/01/2029		564	280,139
Electronics & Electrical–0.24%
ION Platform Finance US, Inc. (m)	7.88%	09/30/2032		243	231,838
ION Platform Finance US, Inc./ION Platform Finance S.a.r.l.(m)	9.00%	08/01/2029		347	346,977
					578,815
Food Products–0.45%
Teasdale Foods, Inc. (Acquired 12/18/2020-09/30/2025; Cost $3,403,982)(d)(e)(h)	16.25%	06/18/2026		3,423	0
Viking Baked Goods Acquisition Corp.(m)	8.63%	11/01/2031		1,072	1,085,790
					1,085,790
Health Care–0.08%
Organon & Co./Organon Foreign Debt Co-Issuer B.V. (m)	6.75%	05/15/2034		230	207,264
Retailers (except Food & Drug)–0.19%
PetSmart LLC/PetSmart Finance Corp. (m)	7.50%	09/15/2032		470	474,774
Telecommunications–0.34%
Level 3 Financing, Inc. (m)	7.00%	03/31/2034		176	180,431
Windstream Services LLC(m)	7.50%	10/15/2033		634	645,812
					826,243
Total U.S. Dollar Denominated Bonds & Notes (Cost $6,958,964)					4,372,320
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Asset-Backed Securities–0.24%
Structured Products–0.24%
Rad CLO 19 Ltd., Series 2023-19A, Class D2R (Cayman Islands) (3 mo. Term SOFR + 5.00%) (m)(o) (Cost $600,000)	8.88%	03/20/2038	$600	$601,357
TOTAL INVESTMENTS IN SECURITIES–122.11% (Cost $336,035,755)				297,581,969
BORROWINGS–(28.72)%				(70,000,000)
OTHER ASSETS LESS LIABILITIES–6.61%				16,110,252
NET ASSETS–100.00%				$243,692,221
Investment Abbreviations:
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Consolidated Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(g)	This variable rate interest will settle after November 30, 2025, at which time the interest rate will be determined.
(h)	Restricted security. The aggregate value of these securities at November 30, 2025 was $53,958,508, which represented 22.14% of the Fund’s Net Assets.
(i)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(j)	Securities acquired through the restructuring of senior loans.
(k)	Non-income producing security.
(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2025 was $11,627,400, which represented 4.77% of the Fund’s Net Assets.

(n)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at November 30, 2025 represented less than 1% of the Fund’s Net Assets.

(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$18,735,913	$(18,735,913)	$-	$-	$-	$8,926
Invesco Treasury Portfolio, Institutional Class	-	12,490,608	(12,490,608)	-	-	-	5,895
Total	$-	$31,226,521	$(31,226,521)	$-	$-	$-	$14,821
The aggregate value of securities considered illiquid at November 30, 2025 was $218,231,735, which represented 89.55% of the Fund’s Net Assets.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/29/2025	Bank of New York Mellon (The)	USD	20,842,200	EUR	18,000,000	$75,380
12/29/2025	BNP Paribas S.A.	USD	20,703,391	EUR	17,849,243	38,996
12/29/2025	Canadian Imperial Bank of Commerce	USD	1,105,623	GBP	837,321	2,749
12/29/2025	Citibank, N.A.	USD	1,138,453	SEK	10,827,812	10,360
12/29/2025	Morgan Stanley and Co. International PLC	USD	20,880,864	EUR	18,000,000	36,716
12/29/2025	State Street Bank & Trust Co.	EUR	2,000,000	USD	2,324,512	336
12/29/2025	State Street Bank & Trust Co.	SEK	10,574,903	USD	1,124,725	2,745
12/29/2025	State Street Bank & Trust Co.	USD	2,323,616	EUR	2,000,000	560
Subtotal—Appreciation						167,842
Currency Risk
01/30/2026	Bank of New York Mellon (The)	EUR	18,000,000	USD	20,879,154	(72,448)
12/29/2025	BNP Paribas S.A.	EUR	17,617,295	USD	20,438,732	(34,112)
01/30/2026	BNP Paribas S.A.	EUR	17,849,243	USD	20,739,983	(36,142)
01/30/2026	BNP Paribas S.A.	SEK	133,653	USD	14,201	(4)
01/30/2026	Canadian Imperial Bank of Commerce	GBP	837,321	USD	1,105,649	(2,700)
01/30/2026	Citibank, N.A.	SEK	10,827,812	USD	1,140,647	(10,198)
12/29/2025	J.P. Morgan Chase Bank, N.A.	GBP	8,690	USD	11,444	(59)
01/30/2026	Morgan Stanley and Co. International PLC	EUR	18,000,000	USD	20,917,602	(34,000)
12/29/2025	Royal Bank of Canada	EUR	35,231,948	USD	40,934,591	(8,026)
12/29/2025	Royal Bank of Canada	GBP	828,632	USD	1,091,139	(5,729)
12/29/2025	Royal Bank of Canada	SEK	114,526	USD	12,016	(135)
12/29/2025	State Street Bank & Trust Co.	EUR	1,000,000	USD	1,159,021	(3,067)
12/29/2025	State Street Bank & Trust Co.	SEK	138,383	USD	14,618	(64)
Subtotal—Depreciation						(206,684)
Total Forward Foreign Currency Contracts						$(38,842)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunity Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the "Adviser") assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$95,866,296	$141,512,417	$237,378,713
Common Stocks & Other Equity Interests	2,300,049	6,029,325	32,094,579	40,423,953
Non-U.S. Dollar Denominated Bonds & Notes	—	6,653,723	1,091,033	7,744,756
Preferred Stocks	—	—	7,060,870	7,060,870
U.S. Dollar Denominated Bonds & Notes	—	4,092,181	280,139	4,372,320
Asset-Backed Securities	—	601,357	—	601,357
Total Investments in Securities	2,300,049	113,242,882	182,039,038	297,581,969
Other Investments - Assets*
Investments Matured	—	—	23,777,469	23,777,469
Forward Foreign Currency Contracts	—	167,842	—	167,842
	—	167,842	23,777,469	23,945,311
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(206,684)	—	(206,684)
Total Other Investments	—	(38,842)	23,777,469	23,738,627
Total Investments	$2,300,049	$113,204,040	$205,816,507	$321,320,596

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2025:
	Value 02/28/25*	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3**	Transfers out of Level 3**	Value 11/30/25
Variable Rate Senior Loan Interests	$140,018,672	$23,212,136	$(27,800,249)	$328,585	$(2,787,100)	$(400,606)	$9,206,390	$(265,411)	$141,512,417
Common Stocks & Other Equity Interests	24,954,728	3,163,946	(4,523,700)	—	4,428,271	4,071,334	—	—	32,094,579
Investments Matured	27,916,566	567,364	(406,683)	(64,907)	1,204	(4,236,075)	—	—	23,777,469
Preferred Stocks	7,817,236	—	—	—	—	(756,366)	—	—	7,060,870
Non-U.S. Dollar Denominated Bonds & Notes	1,494,500	1,073,565	(1,649,517)	54,151	9,217	109,117	—	—	1,091,033
U.S. Dollar Denominated Bonds & Notes	1,356,019	389,393	—	43,616	—	(1,873,091)	364,202	—	280,139
Total	$203,557,721	$28,406,404	$(34,380,149)	$361,445	$1,651,592	$(3,085,687)	$9,570,592	$(265,411)	$205,816,507
*Prior year balances have been adjusted for a change in security classification.
**Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
Invesco Dynamic Credit Opportunity Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 11/30/25	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$ 141,512,417	Comparable Companies	EBITDA Multiple	3.25x - 11.68x	7.41x
		Discounted Cash Flow Model	Discount Rate	7.93% - 18.15%	13.33%
		Expected Recovery	Anticipated Proceeds	108.66% of Par	-
		Loan Origination Value	Original Cost	98.5% of Par	-
Common Stocks & Other Equity Interests	32,094,579	Comparable Companies	EBITDA Multiple	3.63x - 6.00x	5.41x
		Discounted Cash Flow Model	Discount Rate	14.50%	-
			EBITDA Multiple	21.24x	-
Investments Matured	23,777,469	Expected Recovery	Anticipated Proceeds	54.70% - 95.80% of Par	76.98% of Par
Preferred Stocks	7,060,870	Comparable Companies	EBITDA Multiple	8.75x	-
Non-U.S. Dollar Denominated Bonds & Notes	1,091,033	Expected Recovery	Anticipated Proceeds	116.03% of Par	-
U.S. Dollar Denominated Bonds & Notes	280,139	Comparable Companies	EBITDA Multiple	7.50x	-
Total	$ 205,816,507
Invesco Dynamic Credit Opportunity Fund